Description of Business and Summary of Significant Accounting Policies (Details 6) - 3 months ended Jun. 30, 2015	Total
Vesting period of equity awards	4 years
Stock options expiry period	10 years
Purchase price of shares to fair market value (in hundredths)	85.00%